Prospectus Supplement

May 27, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated May 27, 2015 to the Morgan Stanley Institutional Fund Trust Prospectus dated April 30, 2015

Core Fixed Income Portfolio (Class C)

Core Plus Fixed Income Portfolio (Class C)

Corporate Bond Portfolio (Class C)

Limited Duration Portfolio (Class C)

Jim Caron and Gregory Finck have been added to the teams primarily responsible for the day-to-day management of the Core Fixed Income Portfolio and the Core Plus Fixed Income Portfolio. Mikhael Breiterman-Loader has been added to the team primarily responsible for the day-to-day management of the Corporate Bond Portfolio. Joseph Mehlman has been removed from and Eric Jesionowski has been added to the team primarily responsible for the day-to-day management of the Limited Duration Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Core Fixed Income Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Matthew Dunning	Executive Director	October 2014
Joseph Mehlman	Executive Director	April 2013
Jim Caron	Managing Director	May 2015
Gregory Finck	Managing Director	May 2015

The section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Matthew Dunning	Executive Director	October 2014
Joseph Mehlman	Executive Director	April 2013
Jim Caron	Managing Director	May 2015
Gregory Finck	Managing Director	May 2015

The section of the Prospectus entitled "Portfolio Summary—Corporate Bond Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Christian G. Roth	Managing Director	December 2011
Joseph Mehlman	Executive Director	December 2011
Mikhael Breiterman-Loader	Vice President	May 2015

The section of the Prospectus entitled "Portfolio Summary—Limited Duration Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Matthew Dunning	Executive Director	October 2014
Eric Jesionowski	Executive Director	May 2015

The section of the Prospectus entitled "Fund Management—Portfolio Management—Core Fixed Income Portfolio, Core Plus Fixed Income Portfolio and Limited Duration Portfolio" is hereby deleted and replaced with the following:

Core Fixed Income Portfolio and Core Plus Fixed Income Portfolio

Each Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of each Portfolio are Neil Stone, Joseph Mehlman, Matthew Dunning, Jim Caron and Gregory Finck.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Prior to March 2010, he worked in various trading and portfolio management roles for the Adviser. Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Prior to June 2012, he was global head of interest rates, foreign exchange and emerging markets strategy for Morgan Stanley. Mr. Finck has been associated with the Adviser in an investment management capacity since January 2015. Prior to joining the Adviser, Mr. Finck was a managing director of the Fortress Private Equity Funds at Fortress Investment Group from 2011 to 2014. Prior to that role, Mr. Finck was a managing director at Logan Circle Partners from 2010 to 2011 and a managing director of the Fortress Credit Funds from 2008 to 2010.

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—Corporate Bond Portfolio" are hereby deleted and replaced with the following:

The Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Joseph Mehlman, Christian G. Roth and Mikhael Breiterman-Loader.

Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Roth has been associated with the Adviser in an investment management capacity since 1991. Mr. Breiterman-Loader has been associated with the Adviser in an investment management capacity since 2009.

The following is hereby added as a separate section after the section of the Prospectus entitled "Fund Management—Portfolio Management—Corporate Bond Portfolio":

Limited Duration Portfolio

Each Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of each Portfolio are Neil Stone, Matthew Dunning and Eric Jesionowski.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Prior to March 2010, he worked in various trading and portfolio management roles for the Adviser. Mr. Jesionowski has been associated with the Adviser in an investment management capacity since 1997.

Please retain this supplement for future reference.

  C-IFTFISPT-0515

Statement of Additional Information Supplement

May 27, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated May 27, 2015 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated April 30, 2015

Core Fixed Income Portfolio (Class C)

Core Plus Fixed Income Portfolio (Class C)

Corporate Bond Portfolio (Class C)

Limited Duration Portfolio (Class C)

Jim Caron and Gregory Finck have been added to the teams primarily responsible for the day-to-day management of the Core Fixed Income Portfolio and the Core Plus Fixed Income Portfolio. Mikhael Breiterman-Loader has been added to the team primarily responsible for the day-to-day management of the Corporate Bond Portfolio. Joseph Mehlman has been removed from and Eric Jesionowski has been added to the team primarily responsible for the day-to-day management of the Limited Duration Portfolio. Accordingly, effective immediately, the Statement of Additional Information is revised as follows:

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2014 (unless otherwise indicated)—Core Fixed Income" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Core Fixed Income
Joseph Mehlman	7	$891.9 million	0	$0	73	$16.0 billion(2)
Neil Stone	8	$1.5 billion	0	$0	76	$17.7 billion(1)
Matthew Dunning	0	$0	0	$0	0	$0
Jim Caron*	6	$1.1 billion	20	$4.9 billion	37	$14.9 billion(3)
Gregory Finck*	1	$66.2 million	5	$1.7 billion	6	$2.4 billion(4)

*  As of March 31, 2015.

(1)  Of these other accounts, four accounts with a total of approximately $1.2 billion in assets, had performance-based fees.

(2)  Of these other accounts, one account with a total of approximately $254.1 million in assets, had performance-based fees.

(3)  Of these other accounts, five accounts with a total of approximately $1.3 billion in assets, had performance-based fees.

(4)  Of these other accounts, one account with a total of approximately $725.9 million in assets, had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2014 (unless otherwise indicated)—Core Plus Fixed Income" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Core Plus Fixed Income
Joseph Mehlman	7	$711.1 million	0	$0	73	$16.0 billion(2)
Neil Stone	8	$1.3 billion	0	$0	76	$17.7 billion(1)
Matthew Dunning	0	$0	0	$0	0	$0
Jim Caron*	6	$1.1 billion	20	$4.9 billion	37	$14.9 billion(3)
Gregory Finck*	1	$66.2 million	5	$1.7 billion	6	$2.4 billion(4)

*  As of March 31, 2015.

(1)  Of these other accounts, four accounts with a total of approximately $1.2 billion in assets, had performance-based fees.

(2)  Of these other accounts, one account with a total of approximately $254.1 million in assets, had performance-based fees.

(3)  Of these other accounts, five accounts with a total of approximately $1.3 billion in assets, had performance-based fees.

(4)  Of these other accounts, one account with a total of approximately $725.9 million in assets, had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2014 (unless otherwise indicated)—Corporate Bond" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Corporate Bond
Joseph Mehlman	7	$867.1 million	0	$0	73	$16.0 billion(2)
Christian G. Roth	7	$696.7 million	30	$9.9 billion	43	$17.7 billion(3)
Mikhael Breiterman-Loader*	0	$0	0	$0	0	$0

*  As of March 31, 2015.

(2)  Of these other accounts, one account with a total of approximately $254.1 million in assets, had performance-based fees.

(3)  Of these other accounts, nine accounts with a total of approximately $3.7 billion in assets, had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2014 (unless otherwise indicated)—Limited Duration" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Limited Duration
Neil Stone	8	$1.4 billion	0	$0	76	$17.7 billion(1)
Matthew Dunning	0	$0	0	$0	0	$0
Eric Jesionowski*	0	$0	0	$0	37	$11 billion

*  As of March 31, 2015.

(1)  Of these other accounts, four accounts with a total of approximately $1.2 billion in assets, had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Core Fixed Income" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Core Fixed Income
Joseph Mehlman	None
Neil Stone	None
Matthew Dunning	None
Jim Caron	None
Gregory Finck	None

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Core Plus Fixed Income" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Core Plus Fixed Income
Joseph Mehlman	None
Neil Stone	None
Matthew Dunning	None
Jim Caron	None
Gregory Finck	None

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Corporate Bond" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Corporate Bond
Joseph Mehlman	None
Christian G. Roth	None
Mikhael Breiterman-Loader	None

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Limited Duration" is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
Limited Duration
Neil Stone	None
Matthew Dunning	None
Eric Jesionowski	None

Please retain this supplement for future reference.